Related Parties Balances and Transactions (Details) - Schedule of Related Party Balances ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Amounts due from related parties:
Amounts due from related parties		¥ 50,763		¥ 21,798
Amounts due to related parties:
Amounts due to related parties		4,424	$ 623	41,234
Guangdong Advertising Co., Ltd [Member]
Amounts due from related parties:
Amounts due from related parties	[1],[2]	285		3,655
Amounts due to related parties:
Amounts due to related parties	[3]	1,499
Guangdong Marketing Advertising Group [Member]
Amounts due from related parties:
Amounts due from related parties	[1]	33,517
Amounts due to related parties:
Amounts due to related parties	[3]			25,152
Youxiang Group [Member]
Amounts due from related parties:
Amounts due from related parties	[4]	16,737		17,912
Amounts due to related parties:
Amounts due to related parties	[5]	508		1,429
Others [Member]
Amounts due from related parties:
Amounts due from related parties	[6]	224		231
Amounts due to related parties:
Amounts due to related parties	[2]	2,417		2,383
Angela Bai [Member]
Amounts due to related parties:
Amounts due to related parties	[7]			¥ 12,270

[1]	Amounts due from Guangdong Advertising Co., Ltd. and Guangdong Marketing Advertising Group are marketing service fee receivable and prepayment, the age of the balances was within six months.
[2]	Amounts due to others are loan received from Dr. Daqing Mao and investment principal due to an entity under control of Angela Bai.
[3]	Amounts due to Guangdong Marketing Advertising Group and Guangdong Advertising Co., Ltd. are accounts payable for advertisement distribution services.
[4]	Amounts due from Youxiang Group are construction fee and rental deposits.
[5]	Amounts due to Youxiang Group are accrued lease expenses and property management expenses.
[6]	Amounts due from others are operating management fees and operating management fees and prepaid marketing service fee.
[7]	In September 2022, Angela Bai, spouse of the Group’s Founder, Chairman and one of the principal shareholders Dr. Daqing Mao, entered into two loan agreements of RMB3,500 and RMB8,500 with the Group, respectively. One loan had an interest rate of 8.0% per annum with a maturity date of March 18, 2023, and the other had an interest rate of 8.0% per annum with a maturity date of September 20, 2023. Pursuant to the loan agreements, the loan must be repaid within 90 days of the maturity date. The Group has fully repaid the loans in the total principal amount of RMB12,000 during year 2023.